UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-21346

Name of Fund:  Muni New York Intermediate Duration Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Muni New York Intermediate Duration Fund, Inc., 800 Scudders
   Mill Road, Plainsboro, NJ, 08536.  Mailing address:  P.O. Box
   9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2004

Date of reporting period: 06/01/04 - 08/31/04

Item 1 - Schedule of Investments


Muni New York Intermediate Duration Fund, Inc.


Schedule of Investments as of August 31, 2004                                                                (in Thousands)

           S&P      Moody's    Face
           Ratings  Ratings  Amount    Municipal Bonds                                                             Value
New York - 136.4%

           AAA      Aaa     $ 1,000    Albany, New York, Municipal Water Finance Authority, Second
                                       Resolution Revenue Bonds, Series B, 5.25% due 12/01/2023(c)               $    1,068

           NR*      NR*         500    Dutchess County, New York, IDA, Civic Facility Revenue Bonds
                                       (Saint Francis Hospital), Series B, 7.25% due 3/01/2019                          501

           NR*      Aaa       1,155    Erie County, New York, GO, Public Improvement, Series A, 6%
                                       due 7/01/2012(a)                                                               1,340

           NR*      NR*       2,000    Erie County, New York, IDA, Life Care Community Revenue Bonds
                                       (Episcopal Church Home), Series A, 5.875% due 2/01/2018                        2,040

           AAA      Aaa       3,835    Erie County, New York, IDA, School Facility Revenue Bonds
                                       (City of Buffalo Project), 5.75% due 5/01/2024(b)                              4,279

           BBB      A3        2,000    Hempstead Town, New York, IDA, Resource Recovery Revenue Refunding
                                       Bonds (American Refinery-Fuel Co. Project), 5% due 12/01/2010                  2,125

           NR*      Aa3       1,615    New York City, New York, City Housing Development Corporation,
                                       Presidential Revenue Bonds (The Animal Medical Center), Series A,
                                       5.50% due 12/01/2033                                                           1,674

           BBB-     NR*       1,415    New York City, New York, City IDA, Civic Facility Revenue Bonds
                                       (PSCH Inc. Project), 6.20% due 7/01/2020                                       1,508

           NR*      NR*       1,000    New York City, New York, City IDA, Revenue Bonds (Visy Paper Inc.
                                       Project), AMT, 7.95% due 1/01/2028                                             1,045

                                       New York City, New York, City IDA, Special Facility Revenue Bonds, AMT:
           BB-      Ba2       1,000        (British Airways PLC Project), 7.625% due 12/01/2032                         987
           CCC+     NR*       1,000        (Continental Airlines Inc. Project), 8.375% due 11/01/2016                   850
           B-       Caa1        730        (Northwest Airlines Inc.), 6% due 6/01/2027                                  516

           AA+      Aa2       1,000    New York City, New York, City Municipal Water Finance Authority, Water
                                       and Sewer System, Revenue Refunding Bonds, Series A, 5.25% due 6/15/2011       1,122

           AA+      Aa2       2,980    New York City, New York, City Transitional Finance Authority, Future Tax
                                       Secured Revenue Bonds, Series C, 5.50% due 5/01/2025                           3,202

                                       New York City, New York, GO, Refunding:
           A        A2        1,000        Series F, 5.25% due 8/01/2009                                              1,104
           AAA      Aaa       2,000        Series G, 5.50% due 8/01/2012(d)                                           2,273

                                       New York City, New York, GO, Series J:
           AAA      A2        1,500        5.25% due 5/15/2018(c)                                                     1,656
           A        A2        3,000        5.50% due 6/01/2021                                                        3,260


Portfolio Abbreviations

To simplify the listings of Muni New York Intermediate Duration
Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT    Alternative Minimum Tax (subject to)
GO     General Obligation Bonds
HFA    Housing Finance Agency
IDA    Industrial Development Authority
IDR    Industrial Development Revenue Bonds
TAN    Tax Anticipation Notes


Muni New York Intermediate Duration Fund, Inc.


Schedule of Investments as of August 31, 2004 (concluded)                                                    (in Thousands)

           S&P      Moody's    Face
           Ratings  Ratings  Amount    Municipal Bonds                                                             Value
New York (concluded)

           CCC      Caa2    $ 1,500    New York City, New York, IDA, Special Facilities Revenue Bonds
                                       (1990 American Airlines Inc. Project), AMT, 5.40% due 7/01/2020           $      838

           A        NR*         500    New York City, New York, Trust for Cultural Resources Revenue Bonds
                                       (Museum of American Folk Art), 6.125% due 7/01/2030                              530

                                       New York State Dormitory Authority Revenue Bonds:
           NR*      A3        1,500        (North Shore Long Island Jewish Group), 5% due 5/01/2013                   1,608
           NR*      Baa1      1,735        (Winthrop S. Nassau University), 5.50% due 7/01/2011                       1,904

                                       New York State Dormitory Authority, Revenue Refunding Bonds:
           NR*      A3        1,360        (Lenox Hill Hospital Obligation Group), 5.25% due 7/01/2010                1,493
           NR*      A3        1,305        (Lenox Hill Hospital Obligation Group), 5.75% due 7/01/2017                1,414
           BB       Ba1       1,000        (Mount Sinai Health), Series A, 6.50% due 7/01/2015                        1,028
           BB       Ba1       1,000        (Mount Sinai Health), Series A, 6.625% due 7/01/2018                       1,029
           AAA      Aaa       4,000        (North Shore University Hospital), 5.20% due 11/01/2017(c)                 4,344
           AAA      Aaa       2,500        Series B, 5.25% due 11/15/2026(a)                                          2,778
           AA-      A3        1,000        (State University Educational Facilities), Series A, 5.50% due
                                           5/15/2013                                                                  1,138

           BBB      NR*       1,000    New York State Environmental Facilities Corporation, Solid Waste Disposal
                                       Revenue Bonds (Waste Management Inc. Project), AMT, Series A, 4.45% due
                                       7/01/2017                                                                      1,026

           AAA      Aaa       1,000    New York State Environmental Facilities Corporation, State Clean Water
                                       and Drinking Revolving Funds Revenue Bonds, Series G, 5.25% due
                                       10/15/2014                                                                     1,116

           AA       A2        1,000    New York State, GO, Refunding, Series C, 5% due 4/15/2014                      1,099

           AA-      A3        2,355    New York State, HFA, Service Contract Revenue Refunding Bonds,
                                       Series K, 5% due 9/15/2009                                                     2,584

           AAA      Aaa       3,500    New York State Local Government Assistance Corporation, Revenue Refunding
                                       Bonds, Sub-Lien, Series A-1, 5% due 4/01/2012(b)                               3,899

           A+       NR*       2,000    New York State Municipal Bond Bank Agency, Special School Purpose Revenue
                                       Bonds, Series C, 5.25% due 12/01/2018                                          2,161

                                       New York State Thruway Authority, Highway and Bridge Trust Fund Revenue
                                       Bonds, Series C:
           AAA      Aaa       2,500        5.25% due 4/01/2015(e)                                                     2,707
           AA-      A1        1,575        5% due 4/01/2018                                                           1,639

           AAA      Aaa       1,000    New York State Thruway Authority, Highway and Bridge Trust Fund Revenue
                                       Refunding Bonds, Series B, 5.25% due 4/01/2014(e)                              1,108

           AA-      A3        3,000    New York State Urban Development Corporation, Correctional and Youth
                                       Facilities Services Revenue Refunding Bonds, Series A, 5% due 1/01/2017        3,246

           A        A2        2,000    New York State Urban Development Corporation Revenue Bonds, Subordinate
                                       Lien, Corporation Purpose, Series A, 5.125% due 7/01/2019                      2,110

           AAA      Aaa       1,000    Niagara Falls, New York, Public Water Authority, Water and Sewer System
                                       Revenue Bonds, Series A, 5.50% due 7/15/2026(c)                                1,048

           AA       NR*       2,000    Saratoga County, New York, IDA, Civic Facility Revenue Bonds (The Saratoga
                                       Hospital Project), Series B-1, 5.75% due 12/01/2023(f)                         2,096

                                       Saratoga County, New York, IDA Civic Facility, Revenue Refunding Bonds
                                       (The Saratoga Hospital Project), Series A(f):
           AA       NR*         365        4.375% due 12/01/2013                                                        384
           AA       NR*         380        4.50% due 12/01/2014                                                         400
           AA       NR*         395        4.50% due 12/01/2015                                                         412

           NR*      NR*       1,000    Schenectady, New York, GO, TAN, 6.25% due 12/30/2004                             998

           NR*      NR*       1,330    Suffolk County, New York, IDA, IDR, Refunding (Nissequogue Cogen Partners
                                       Facility), AMT, 4.875% due 1/01/2008                                           1,377


                                       Tobacco Settlement Financing Corporation of New York, Asset-Backed
                                       Revenue Bonds, Series A-1:
           AA-      A3        1,000        5.25% due 6/01/2013                                                        1,075
           AA-      A3        1,000        5.25% due 6/01/2016                                                        1,069

           AA-      A3        1,000    Tobacco Settlement Financing Corporation of New York Revenue Bonds,
                                       Series C-1, 5.50% due 6/01/2022                                                1,079

                                       Tompkins County, New York, IDA, Care Community Revenue Refunding Bonds
                                       (Kendal at Ithaca), Series A-2:
           BBB      NR*         250        5.75% due 7/01/2018                                                          258
           BBB      NR*       1,000        6% due 7/01/2024                                                           1,037

           NR*      NR*       1,250    Utica, New York, IDA, Civic Facility Revenue Bonds (Utica College
                                       Project), Series A, 6.875% due 12/01/2024                                      1,336

                                       Westchester County, New York, IDA, Civic Facility Revenue Bonds
                                       (Special Needs Facilities Pooled Program):
           NR*      NR*         515        Series D-1, 6.80% due 7/01/2019                                              539
           NR*      NR*         920        Series E-1, 5.50% due 7/01/2007                                              933


Guam - 1.7%

           AAA      Aaa       1,000    A.B. Won Guam International Airport Authority, General Revenue Refunding
                                       Bonds, AMT, Series C, 5.25% due 10/01/2022(c)                                  1,069


Puerto Rico - 8.7%

                                       Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue
                                       Refunding Bonds:
           BBB      Baa3        750        5% due 5/15/2011                                                             750
           BBB      Baa3      1,075        5.375% due 5/15/2033                                                         973

           AAA      Aaa         800    Puerto Rico Commonwealth, GO, Refunding, Series A, 5% due 7/01/2031(b)           880

           A-       Baa1        500    Puerto Rico Commonwealth, Public Improvement Refunding Bonds, GO,
                                       Series C, 5% due 7/01/2018                                                       540

           BBB+     Baa2      2,000    Puerto Rico Public Finance Corporation Revenue Bonds, Commonwealth
                                       Appropriation, Series E, 5.70% due 2/01/2010(h)                                2,290


Virgin Islands - 0.9%

           BBB-     Baa3        500    Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
                                       (Hovensa Coker Project), AMT, 6.50% due 7/01/2021                                543

                                       Total Municipal Bonds (Cost - $89,303) - 147.7%                               92,435


                             Shares
                               Held    Short-Term Securities
                                311    CMA New York Municipal Money Fund(g)                                             311

                                       Total Short-Term Securities (Cost - $311) - 0.5%                                 311

           Total Investments (Cost - $89,614**) - 148.2%                                                             92,746
           Other Assets Less Liabilities - 1.3%                                                                         821
           Preferred Stock, at Redemption Value - (49.5%)                                                          (31,000)
                                                                                                                 ----------
           Net Assets Applicable to Common Stock - 100.0%                                                        $   62,567
                                                                                                                 ==========

(a) AMBAC Insured.

(b) FSA Insured.

(c) MBIA Insured.

(d) XL Capital Insured.

(e) FGIC Insured.

(f) Radian Insured.

(g) Investments in companies considered to be an affiliate of the Fund
    (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:


                                                         (in Thousands)

                                                Net          Dividend
    Affiliate                                 Activity        Income

    CMA New York Municipal Money Fund          (299)           $ 1


(h) Prerefunded.

  * Not Rated.

 ** The cost and unrealized appreciation/depreciation of investments as of August 31, 2004, as computed for federal income tax purposes were as follows:


                                                         (in Thousands)

     Aggregate cost                                      $       89,614
                                                         ==============
     Gross unrealized appreciation                       $        3,269
     Gross unrealized depreciation                                (137)
                                                         --------------
     Net unrealized appreciation                         $        3,132
                                                         ==============


    Forward interest rate swaps outstanding as of August 31, 2004 were as follows:


                                                         (in Thousands)

                                              Notional      Unrealized
                                               Amount      Depreciation

    Receive a variable rate equal to
      7-Day Bond Market Association
      Municipal Swap and pay a
      fixed rate of 3.885%

    Broker, J.P. Morgan Chase Bank
      Expires October 2014                    $ 13,000        $   (406)



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Muni New York Intermediate Duration Fund, Inc.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Muni New York Intermediate Duration Fund, Inc.


Date: October 18, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Muni New York Intermediate Duration Fund, Inc.


Date: October 18, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Muni New York Intermediate Duration Fund, Inc.


Date: October 18, 2004